Schedule of Assets - Assets Held for Investment (Details) - EBP 38-3360868 001 [Member]	Dec. 31, 2025 USD ($)
Investment, current value	$ 123,847,697
Common Stock [Member]
Investment, current value	16,297,450
Mutual Fund [Member]
Investment, current value	$ 101,422,902